Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2024 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 75.9%
	Banking — 34.0%
$2,800,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$2,716,000	*(1)
$9,700,000	Bank of America Corporation, 6.125% to 04/27/27 then T5Y + 3.231%, Series TT	9,821,716	*(1)(2)(3)
130,900	Cadence Bank, 5.50%, Series A	2,799,951	*(1)
	Capital One Financial Corporation:
78,800	5.00%, Series I	1,654,800	*(1)(2)
$4,950,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	4,597,907	*(1)(2)(3)
	Citigroup, Inc.:
$2,575,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	2,480,806	*(1)
$1,200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	1,169,610	*(1)
$1,950,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	1,847,018	*(1)
$1,850,000	4.70% to 01/30/25 then TSFR3M + 3.49561%, Series V	1,839,074	*(1)(2)(3)
$4,590,000	5.95% to 05/15/25 then TSFR3M + 4.16661%, Series P	4,593,235	*(1)(2)
$5,060,000	7.00% to 08/15/34 then T10Y + 2.757%, Series DD	5,300,704	*(1)
$5,350,000	7.125% to 08/15/29 then T5Y + 2.693%, Series CC	5,485,917	*(1)
$6,900,000	7.375% to 05/15/28 then T5Y + 3.209%, Series Z	7,242,758	*(1)(2)(3)
$6,425,000	7.625% to 11/15/28 then T5Y + 3.211%, Series AA	6,828,239	*(1)(2)
	Citizens Financial Group, Inc.:
154,400	7.375%, Series H	4,082,336	*(1)
$10,085,000	TSFR3M + 3.41861%, 8.73287%(4), Series C	10,063,018	*(1)(2)
	CoBank ACB:
104,000	6.20% to 01/01/25 then TSFR3M + 4.00561%, Series H, 144A****	10,439,000	*(1)(2)
$2,498,000	6.25% to 10/01/26 then TSFR3M + 4.92161%, Series I, 144A****	2,493,661	*(1)(2)(3)
$27,210,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	26,844,673	*(1)(2)(3)
$1,150,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.10%, Series B-1, 144A****	1,106,875	*(1)
201,500	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	4,110,600	*(1)
165,000	Dime Community Bancshares, Inc., 5.50%, Series A	3,062,400	*(1)
	Fifth Third Bancorp:
215,485	6.00%, Series A	5,428,067	*(1)(2)
1,019,596	TSFR3M + 3.97161%, 9.30317%(4), Series I	26,142,442	*(1)(2)
82,000	First Citizens BancShares, Inc., 5.375%, Series A	1,833,520	*(1)
	First Horizon Corporation:
87,500	6.50%, Series E	2,168,250	*(1)
9	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	10,350,000
3,730	First Horizon Bank, TSFR3M + 1.11161%, min 3.75%, 6.41624%(4), Series A, 144A****	2,592,350	*(1)
47,330	Fulton Financial Corporation, 5.125%, Series A	876,552	*(1)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
	Goldman Sachs Group:
$1,350,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	$1,342,501	*(1)
$3,460,000	7.379% to 08/10/29 then T5Y + 3.623%, Series Q	3,477,701	*(1)(2)
$1,730,000	7.50% to 02/10/29 then T5Y + 3.156%, Series W	1,846,798	*(1)
$6,790,000	7.50% to 05/10/29 then T5Y + 2.809%, Series X	7,140,303	*(1)(2)(3)
178,400	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	4,515,304	*(1)
	HSBC Holdings PLC:
$4,400,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	5,483,500	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
$1,690,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	1,609,666	*(1)
$4,950,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	4,925,577	*(1)(2)
186,800	6.875% to 04/15/28 then T5Y + 2.704%, Series J	4,735,380	*(1)(2)
$5,800,000	TSFR3M + 3.14161%, 8.44298%(4), Series E	5,770,514	*(1)(2)
	JPMorgan Chase & Company:
$2,875,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	2,769,500	*(1)(2)
$6,300,000	6.875% to 06/01/29 then T5Y + 2.737%, Series NN	6,692,900	*(1)(2)(3)
	KeyCorp:
464,253	6.125% to 12/15/26 then TSFR3M + 4.15361%, Series E	11,467,049	*(1)(2)
156,100	6.20% to 12/15/27 then T5Y + 3.132%, Series H	3,786,986	*(1)(2)
	M&T Bank Corporation:
$3,075,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	2,674,078	*(1)
$1,895,000	5.125% to 11/01/26 then TSFR3M + 3.78161%, Series F	1,847,917	*(1)
89,600	5.625% to 12/15/26 then TSFR3M + 4.28161%, Series H	2,268,672	*(1)
92,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	2,304,600	*(1)
	Morgan Stanley:
393,532	5.85%, Series K	9,751,723	*(1)(2)
81,000	6.625%, Series Q	2,166,750	*(1)
519,272	6.875%, Series F	13,142,774	*(1)(2)
181,737	7.125%, Series E	4,601,581	*(1)(2)
$2,600,000	TSFR3M + 3.42161%, 8.76083%(4), Series N	2,666,682	*(1)(2)(3)
1,005,702	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	20,415,751	*(1)
280,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then TSFR3M + 7.99%, Series A	6,265,000	*(1)
	PNC Financial Services Group, Inc.:
$1,700,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	1,502,697	*(1)
$15,180,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	15,212,950	*(1)(2)(3)
$3,255,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	3,277,277	*(1)(2)(3)
$5,833,000	6.25% to 03/15/30 then T7Y + 2.808%, Series W	5,820,054	*(1)(2)(3)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
	Regions Financial Corporation:
562,640	5.70% to 08/15/29 then TSFR3M + 3.40961%, Series C	$13,379,579	*(1)(2)
$1,885,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	1,880,165	*(1)
243,000	6.95% to 09/15/29 then T5Y + 2.771%, Series F	6,191,640	*(1)
$4,250,000	State Street Corporation, 6.70% to 03/15/29 then T5Y + 2.613%, Series I	4,361,902	*(1)(2)(3)
	Synchrony Financial:
233,000	5.625%, Series A	4,578,450	*(1)(2)
269,800	8.25% to 05/15/29 then T5Y + 4.044%, Series B	6,971,632	*(1)
517,613	Synovus Financial Corporation, 8.417% to 07/01/29 then T5Y + 4.127%, Series E	13,178,427	*(1)(2)
147,500	Texas Capital Bancshares Inc., 5.75%, Series B	3,045,875	*(1)
	Truist Financial Corporation:
$4,350,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	4,295,657	*(1)(2)
$2,450,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	2,390,283	*(1)(2)(3)
	Valley National Bancorp:
35,600	8.25% to 09/30/29 then T5Y + 4.182%, Series C	910,648	*(1)
161,650	TSFR3M + 3.8396%, 9.17419%(4), Series B	4,065,498	*(1)(2)
100,000	Washington Federal, Inc., 4.875%, Series A	1,738,000	*(1)
59,724	Webster Financial Corporation, 6.50%, Series G	1,401,131	*(1)
	Wells Fargo & Company:
107,830	4.25%, Series DD	2,103,763	*(1)(2)
128,254	4.70%, Series AA	2,697,182	*(1)(2)
1,353	7.50%, Series L	1,653,366	*(1)
$3,825,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	3,722,405	*(1)(2)
$6,300,000	6.85% to 09/15/29 then T5Y + 2.767%, Series FF	6,482,234	*(1)(2)
$10,230,000	7.625% to 09/15/28 then T5Y + 3.606%, Series EE	11,020,789	*(1)(2)(3)
204,400	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	5,058,900	*(1)(2)
106,500	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	2,144,910	*(1)
200,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	5,000,000	*(1)(2)
$10,265,000	Zions Bancorporation, TSFR3M + 4.70161%, 10.04083%(4), Series J	10,211,845	*(1)(2)
		447,937,945
	Financial Services — 4.4%
	AerCap Holdings NV:
$12,180,000	5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	12,171,983	**(2)(3)(5)
$2,540,000	6.50% to 06/15/25 then TSFR3M + 4.56161%, 06/15/45, 144A****	2,534,107	(5)
$5,045,000	6.95% to 03/10/30 then T5Y + 2.72%, 03/10/55	5,208,120	(2)(5)
124,200	Affiliated Managers Group, Inc., 6.75% 03/30/64	3,180,762
	Ally Financial, Inc.:
$5,790,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	5,280,105	*(1)(2)(3)
$3,875,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	3,235,798	*(1)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
$3,300,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	$3,097,148	*(1)(2)(3)
64,400	Carlyle Finance LLC, 4.625% 05/15/61	1,271,900
$3,700,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	3,690,538	*(1)(2)(3)
	General Motors Financial Company:
$3,375,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	3,248,543	*(1)(2)
$1,240,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	1,181,915	*(1)
$4,400,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	4,343,318	*(1)(2)
87,000	Raymond James Financial, Inc., 6.375% to 07/01/26 then TSFR3M + 4.34961%, Series B	2,205,015	*(1)(2)
	Stifel Financial Corp.:
94,000	4.50%, Series D	1,804,800	*(1)
122,000	6.25%, Series B	3,040,240	*(1)(2)
116,533	TPG Operating Group II LP, 6.95% 03/15/64	3,003,055	(2)
		58,497,347
	Insurance — 18.8%
$9,020,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58, Series A-6	9,972,756	(2)(3)
282,000	American National Group, Inc., 5.95% to 12/01/24 then T5Y + 4.322%, Series A	6,928,740	*(1)(2)
56,500	Arch Capital Group, Ltd., 5.45%, Series F	1,310,800	**(1)(5)
	Aspen Insurance Holdings Ltd.:
65,962	5.625%	1,385,861	**(1)(5)
54,462	3ML + 4.06%, 9.59343%(4)	1,443,788	**(1)(5)
75,058	Assurant, Inc., 5.25% 01/15/61	1,647,523
	Athene Holding Ltd.:
114,400	4.875%, Series D	2,196,480	*(1)(2)
552,800	6.35% to 06/30/29 then 3ML + 4.253%, Series A	13,737,080	*(1)(2)
75,800	6.375% to 09/30/25 then T5Y + 5.97%, Series C	1,905,612	*(1)(2)
164,520	7.25% to 03/30/29 then T5Y + 2.986%, 03/30/64	4,159,066	(2)
36,301	Axis Capital Holdings Ltd., 5.50%, Series E	802,615	**(1)(2)(5)
$3,679,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	3,473,370	(2)(3)(5)
	Chubb Ltd.:
$4,566,000	Ace Capital Trust II, 9.70% 04/01/30	5,544,166	(2)(3)
67,400	CNO Financial Group, Inc., 5.125% 11/25/60	1,450,448
805,950	Delphi Financial Group, TSFR3M + 3.45161%, 8.5697%(4), 05/15/37	19,443,544	(2)
	Enstar Group Ltd.:
254,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	5,191,760	**(1)(2)(5)
$3,060,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	2,819,365	(5)
$2,400,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	2,354,671	(5)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
$700,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	$690,915	*(1)
$7,310,000	Everest Reinsurance Holdings, TSFR3M + 2.6466%, 7.7647%(4), 05/15/37	7,100,898	(2)(3)
	Global Atlantic Fin Company:
$6,640,000	4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	6,242,082	(2)(3)
$3,000,000	7.95% to 10/15/29 then T5Y + 3.608%, 10/15/54, 144A****	3,076,335
67,900	Jackson Financial, Inc., 8.00% to 03/30/28 then T5Y + 3.728%, Series A	1,792,560	*(1)
$4,200,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	4,221,000	*
	Liberty Mutual Group:
$24,634,000	7.80% 03/15/37, 144A****	26,767,674	(2)(3)
$3,950,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	3,708,719	(2)(3)
	Lincoln National Corporation:
90,600	9.00%, Series D	2,481,534	*(1)(2)
$2,265,000	9.25% to 03/01/28 then T5Y + 5.318%, Series C	2,477,910	*(1)(2)
	MetLife, Inc.:
$18,250,000	9.25% 04/08/38, 144A****	21,496,346	(2)(3)
$15,807,000	10.75% 08/01/39	21,790,566	(2)(3)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	2,471,632	(2)(3)
	Prudential Financial, Inc.:
$4,550,000	6.00% to 09/01/32 then T5Y + 3.234%, 09/01/52	4,674,133	(2)(3)
$1,720,000	6.75% to 03/01/33 then T5Y + 2.848%, 03/01/53	1,830,158
224,459	Reinsurance Group of America, Inc., 7.125% to 10/15/27 then T5Y + 3.456%, 10/15/52	5,849,402	(2)
	RenaissanceRe Holdings Ltd.:
125,310	4.20%, Series G	2,288,161	**(1)(2)(5)
28,386	5.75%, Series F	698,295	**(1)(2)(5)
	SBL Holdings, Inc.:
$6,300,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	5,294,347	*(1)(2)(3)
$5,450,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	4,902,862	*(1)(2)(3)
	Unum Group:
$26,660,000	Provident Financing Trust I, 7.405% 03/15/38	28,458,798	(2)
138,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	3,553,500	*(1)(2)
		247,635,472
	Utilities — 10.3%
$4,190,000	AES Corporation, 7.60% to 01/15/30 then T5Y + 3.201%, 01/15/55	4,319,312
	Algonquin Power & Utilities Corporation:
$5,750,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82, Series 2022-B	5,350,584	(2)(3)(5)
360,410	TSFR3M + 4.27161%, 9.60317%(4), 07/01/79, Series 2019-A	9,190,455	(2)(5)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
	American Electric Power Company, Inc.:
$6,010,000	3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	$5,602,924	(2)(3)
$5,285,000	6.95% to 12/15/34 then T5Y + 2.675%, 12/15/54, Series B	5,524,135	(2)
$4,070,000	CenterPoint Energy, Inc., 6.85% to 02/15/35 then T5Y + 2.946%, 02/15/55, Series B	4,095,877
	Commonwealth Edison:
$6,328,000	COMED Financing III, 6.35% 03/15/33	6,492,489	(2)(3)
	Dominion Energy, Inc.:
$3,250,000	4.35% to 04/15/27 then T5Y + 3.195%, Series C	3,122,220	*(1)(2)(3)
$7,045,000	7.00% to 06/01/34 then T5Y + 2.511%, 06/01/54, Series B	7,511,618	(2)(3)
$5,140,000	Duke Energy Corporation, 6.45% to 09/01/34 then T5Y + 2.588%, 09/01/54	5,268,448
	Edison International:
$7,744,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	7,510,471	*(1)(2)(3)
$2,350,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	2,308,138	*(1)
	Emera, Inc.:
$12,170,000	6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016-A	12,255,555	(2)(3)(5)
$6,275,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then T5Y + 3.136%, 12/15/54	6,519,123
$5,780,000	Entergy Corporation, 7.125% to 12/01/29 then T5Y + 2.67%, 12/01/54	5,900,051	(2)(3)
	NextEra Energy:
	NextEra Energy Capital Holdings, Inc.:
$2,138,000	6.70% to 09/01/29 then T5Y + 2.364%, 09/01/54, Series Q	2,180,352
$3,000,000	6.75% to 06/15/34 then T5Y + 2.457%, 06/15/54, Series R	3,144,306	(2)(3)
$717,000	TSFR3M + 2.38661%, 7.72583%(4), 06/15/67, Series C	689,070	(2)(3)
$3,150,000	NiSource, Inc., 6.95% to 11/30/29 then T5Y + 2.451%, 11/30/54	3,199,304	(2)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,549,800	(2)(3)
	Sempra:
$6,000,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	5,611,697	(2)(3)
$5,900,000	4.875% to 10/15/25 then T5Y + 4.55%, Series C	5,794,582	*(1)(2)(3)
$3,425,000	6.875% to 10/01/29 then T5Y + 2.789%, 10/01/54	3,468,045	(2)
	Southern California Edison:
737	SCE Trust II, 5.10%, Series G	$15,182	*(1)
195,025	SCE Trust V, 5.45% to 03/15/26 then TSFR3M + 4.05161%, Series K	4,811,267	*(1)(2)
185,800	SCE Trust VII, 7.50%, Series M	4,903,262	*(1)
123,400	SCE Trust VIII, 6.95%, Series N	3,219,506	*(1)
$3,925,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	3,746,560	(2)(3)
$820,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	829,537	*(1)
		135,133,870

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
	Energy — 3.9%
	Enbridge, Inc.:
$1,600,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	$1,532,043	(5)
$6,200,000	6.00% to 01/15/27 then TSFR3M + 4.15161%, 01/15/77, Series 2016-A	6,069,269	(2)(3)(5)
$8,920,000	7.375% to 03/15/30 then T5Y + 3.122%, 03/15/55, Series A	9,155,452	(2)(3)(5)
$4,210,000	8.50% to 01/15/34 then T5Y + 4.431%, 01/15/84, Series 2023-B	4,624,727	(2)(3)(5)
	Energy Transfer LP:
$7,067,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	7,085,883	(1)(2)(3)
$4,700,000	8.00% to 05/15/29 then T5Y + 4.02%, 05/15/54	5,003,517
$3,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then TSFR3M + 3.29461%, 08/16/77, Series E	3,616,419	(2)(3)
$2,915,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/35 then T5Y + 3.667%, 03/01/55, 144A****	3,005,146	(5)
	Transcanada Pipelines, Ltd.:
$9,450,000	5.50% to 09/15/29 then TSFR3M + 4.41561%, 09/15/79	8,899,287	(2)(3)(5)
$3,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	2,958,217	(2)(3)(5)
		51,949,960
	Communication — 0.8%
$2,365,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	2,167,387	(2)(3)(5)
$7,900,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	7,228,931	(2)(3)
$1,000,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	1,048,299	(5)
		10,444,617
	Real Estate Investment Trust (REIT) — 1.6%
19,210	Annaly Capital Management, Inc., TSFR3M + 5.25461%, 10.57921%(4), Series F	485,437	(1)
	Arbor Realty Trust, Inc.:
58,799	6.375%, Series D	1,051,914	(1)
315,025	6.25% to 10/30/26 then TSFR3M + 5.44%, Series F	5,834,263	(1)(2)
412,300	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	8,262,492	(1)(2)
130,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then TSFR3M + 6.13%, Series F	2,687,100	(1)
120,700	TPG RE Finance Trust, Inc., 6.25%, Series C	2,238,985	(1)
		20,560,191
	Miscellaneous Industries — 2.1%
204,360	Apollo Global Management, Inc., 7.625% to 12/15/28 then T5Y + 3.226%, 09/15/53	5,393,060	(2)
$1,850,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	1,845,375	(2)(3)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
	Land O’ Lakes, Inc.:
$6,800,000	7.00%, Series C, 144A****	$5,395,456	*(1)(2)
$7,900,000	7.25%, Series B, 144A****	6,573,345	*(1)(2)
$9,500,000	8.00%, Series A, 144A****	8,572,325	*(1)(2)
		27,779,561
	Total Preferred Stock & Hybrid Preferred Securities (Cost $1,022,519,175)	999,938,963

Contingent Capital Securities† — 20.0%
	Banking — 19.8%
	Banco Bilbao Vizcaya Argentaria SA:
$12,800,000	6.125% to 11/16/27 then SW5 + 3.87%	12,234,299	**(1)(2)(5)
$4,000,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	3,998,162	**(1)(2)(5)
$8,600,000	9.375% to 09/19/29 then T5Y + 5.099%, Series 12	9,415,186	**(1)(5)
	Banco Mercantil del Norte SA:
$3,400,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	3,140,580	**(1)(5)
$2,501,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	2,528,771	**(1)(5)
$2,970,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	3,008,981	**(1)(5)
	Banco Santander SA:
$30,400,000	4.75% to 05/12/27 then T5Y + 3.753%, 144A****	28,529,761	**(1)(2)(3)(5)
$4,200,000	8.00% to 08/01/34 then T5Y + 3.911%	4,338,159	**(1)(5)
$6,600,000	9.625% to 11/21/33 then T5Y + 5.298%, 144A****	7,668,844	**(1)(2)(3)(5)
	Bank of Montreal:
$2,085,000	7.30% to 11/26/34 then T5Y + 3.01%, 11/26/84, Series 5	2,142,817	**(5)
$4,010,000	7.70% to 05/26/29 then T5Y + 3.452%, 05/26/84, Series 4	4,207,581	**(2)(5)
$4,450,000	Bank of Nova Scotia, 8.00% to 01/27/29 then T5Y + 4.017%, 01/27/84, Series 5	4,730,492	**(2)(5)
	Barclays Bank PLC:
$1,975,000	4.375% to 09/15/28 then T5Y + 3.41%	1,750,813	**(1)(5)
$9,764,000	6.125% to 06/15/26 then T5Y + 5.867%	9,711,969	**(1)(2)(3)(5)
$2,070,000	8.00% to 09/15/29 then T5Y + 5.431%	2,164,508	**(1)(5)
$3,350,000	9.625% to 06/15/30 then SOFR5Y + 5.775%	3,696,125	**(1)(5)
$2,800,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	2,718,212	(2)(3)(5)
	BNP Paribas:
$2,050,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	1,759,202	**(1)(5)
$28,790,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	29,078,591	**(1)(2)(5)
$4,135,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	4,306,354	**(1)(2)(3)(5)
$1,859,000	8.50% to 08/14/28 then T5Y + 4.354%, 144A****	1,974,572	**(1)(5)
$2,340,000	9.25% to 11/17/27 then T5Y + 4.969%, 144A****	2,541,961	**(1)(5)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
$2,040,000	Credit Agricole SA, 4.75% to 09/23/29 then T5Y + 3.237%, 144A****	$1,872,739	**(1)(5)
$1,600,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	1,539,829	**(1)(5)
	HSBC Holdings PLC:
$2,100,000	6.00% to 05/22/27 then SW5 + 3.746%	2,100,012	**(1)(2)(5)
$20,770,000	6.50% to 03/23/28 then SW5 + 3.606%	20,933,294	**(1)(2)(3)(5)
	ING Groep NV:
$3,275,000	3.875% to 11/16/27 then T5Y + 2.862%	2,880,344	**(1)(5)
$3,000,000	7.50% to 11/16/28 then T5Y + 3.711%	3,101,181	**(1)(5)
	Lloyds Banking Group PLC:
$475,000	7.50% to 09/27/25 then SW5 + 4.496%	479,674	**(1)(5)
$10,350,000	8.00% to 03/27/30 then T5Y + 3.913%	10,974,892	**(1)(2)(3)(5)
$3,000,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	2,994,181	**(1)(2)(5)
	NatWest Group PLC:
$1,700,000	4.60% to 12/28/31 then T5Y + 3.10%	1,424,301	**(1)(5)
$1,215,000	8.125% to 05/10/34 then T5Y + 3.752%	1,290,176	**(1)(5)
$4,016,000	Royal Bank of Canada, 7.50% to 05/02/29 then T5Y + 2.887%, 05/02/84, Series 4	4,175,184	**(2)(3)(5)
	Societe Generale SA:
$4,150,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	3,841,044	**(1)(2)(3)(5)
$4,150,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	3,484,347	**(1)(2)(3)(5)
$17,750,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	16,518,487	**(1)(2)(5)
$15,640,000	9.375% to 05/22/28 then T5Y + 5.385%, 144A****	16,299,805	**(1)(2)(3)(5)
	Standard Chartered PLC:
$1,900,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	1,628,926	**(1)(5)
$10,355,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	10,756,204	**(1)(2)(3)(5)
$2,085,000	Toronto-Dominion Bank, 7.25% to 07/31/29 then T5Y + 2.977%, 07/31/84, Series 4	2,137,309	**(5)
	UBS Group AG:
$2,800,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	2,403,469	**(1)(5)
$3,600,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	3,441,858	**(1)(2)(3)(5)
$890,000	9.25% to 11/13/33 then T5Y + 4.758%, 144A****	1,029,994	**(1)(5)
		260,953,190
	Insurance — 0.2%
$2,800,000	QBE Insurance Group Ltd., 5.875% to 05/12/25 then T5Y + 5.513%, 144A****	2,803,148	**(1)(2)(5)
		2,803,148
	Total Contingent Capital Securities (Cost $265,057,031)	263,756,338

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

Shares/$ Par		Value
Corporate Debt Securities§ — 1.9%
	Banking — 0.2%
83,600	Dime Community Bancshares, Inc., 9.00% to 07/15/29 then TSFR3M + 4.951%, 07/15/34	$2,186,140
14,963	Zions Bancorporation, TSFR3M + 4.15161%, 9.49083%(4), 09/15/28, Sub Notes	381,856
		2,567,996
	Insurance — 1.4%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	16,032,974	(2)(3)
$2,150,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26	2,091,410
		18,124,384
	Communication — 0.3%
	Qwest Corporation:
127,729	6.50% 09/01/56	1,794,592
155,921	6.75% 06/15/57	2,279,565
		4,074,157
	Total Corporate Debt Securities (Cost $23,340,770)	24,766,537

Money Market Fund — 1.3%
	BlackRock Liquidity Funds:
17,578,140	T-Fund, Institutional Class	17,578,140

	Total Money Market Fund (Cost $17,578,140)	17,578,140

Total Investments (Cost $1,328,495,116***)	99.1%	1,306,039,978
Other Assets and Liabilities, excluding Loan Payable (net)	0.9%	11,625,987
Total Managed Assets	100.0%‡	$1,317,665,965
Loan Principal Balance		(502,000,000)
Net Assets Available To Common Stock		$815,665,965

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2024 (Unaudited)

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2024, these securities amounted to $314,648,066 or 23.9% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $913,888,070 at August 31, 2024.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $478,206,571 at August 31, 2024.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
3ML	—	3-Month Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD A/360
SOFR5Y	—	5-year USD ICE Secured Overnight Financing Rate (SOFR) Swap
SW5	—	5-year USD Swap Semiannual 30/360
T5Y	—	Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield
T7Y	—	Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield
T10Y	—	Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield
TSFR3M	—	Chicago Mercantile Exchange Inc. (CME) Term SOFR 3-Month

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights(1)

For the period December 1, 2023 through August 31, 2024 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.18
INVESTMENT OPERATIONS:
Net investment income	0.76
Net realized and unrealized gain/(loss) on investments	1.76
Total from investment operations	2.52
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.77)
Total distributions to Common Stock Shareholders	(0.77)
Net asset value, end of period	$16.93
Market value, end of period	$15.83
Common Stock shares outstanding, end of period	48,177,896
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.24	%*
Operating expenses including interest expense	5.05	%*
Operating expenses excluding interest expense	0.98	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	15	%**
Total managed assets, end of period (in 000’s)	$1,317,666
Ratio of operating expenses including interest expense to average total managed assets	3.07	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.60	%*

(1)These tables summarize the nine months ended August 31, 2024 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2023.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 29, 2023	$0.0815	$15.81	$13.90	$14.00
January 31, 2024	0.0815	16.12	14.50	14.56
February 29, 2024	0.0838	16.15	14.59	14.62
March 28, 2024	0.0838	16.39	14.85	14.85
April 30, 2024	0.0838	15.97	14.03	14.17
May 31, 2024	0.0880	16.36	14.62	14.67
June 28, 2024	0.0880	16.37	14.79	14.66
July 31, 2024	0.0880	16.61	14.98	14.99
August 30, 2024	0.0897	16.93	15.83	15.84

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2024, the aggregate cost of securities for federal income tax purposes was $1,337,179,456, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,931,658 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $61,071,136.

2.Additional Accounting Standards

Portfolio Valuation: Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate a Valuation Designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available.

The net asset value of the Fund’s Common Stock is calculated by the Fund’s Administrator no less frequently than on the last business day of each week and month in accordance with the policies and procedures adopted by the Adviser, as the Valuation Designee of the Board of Directors (the “Board”) of the Fund. Net asset value is calculated by dividing the value of the Fund’s net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund’s net assets available to Common Stock is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of any outstanding preferred stock.

The Fund’s preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Valuation Designee. In determining the evaluated mean value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations (based on the mean of bid and asked price), market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which the Valuation Designee determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by the Valuation Designee, including reference to valuations of other securities which are comparable in quality, maturity and type.

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:

	Total Value at August 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$447,937,945	$205,434,489	$242,503,456	$—
Financial Services	58,497,347	14,505,772	43,991,575	—
Insurance	247,635,472	58,823,225	188,812,247	—
Utilities	135,133,870	22,139,672	112,994,198	—
Energy	51,949,960	—	51,949,960	—
Communication	10,444,617	—	10,444,617	—
Real Estate Investment Trust (REIT)	20,560,191	20,560,191	—	—
Miscellaneous Industries	27,779,561	5,393,060	22,386,501	—
Contingent Capital Securities
Banking	260,953,190	—	260,953,190	—
Insurance	2,803,148	—	2,803,148	—
Corporate Debt Securities
Banking	2,567,996	2,567,996	—	—
Insurance	18,124,384	—	18,124,384	—
Communication	4,074,157	4,074,157	—	—
Money Market Fund	17,578,140	17,578,140	—	—
Total Investments	$1,306,039,978	$351,076,702	$954,963,276	$—

During the reporting period, there were no transfers into or out of Level 3.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, the Adviser regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, the Valuation Designee evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.